Acquisitions and Divestitures Divestitures Tables (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The summarized operating results of our discontinued operations are as follows:

	Year Ended December 31,
	2013	2012
Revenues	$593,733	$702,695
Cost and expenses	592,505	703,715
Operating income (loss)	1,228	(1,020)
Interest income	2	2
Income (loss) before income taxes	1,230	(1,018)
Gain on sale of discontinued operations	875	—
Income (loss) from discontinued operations	$2,105	$(1,018)